UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT
Pursuant to Section 13 or 15(d) of
The Securities Exchange Act of 1934
For the semi-annual
distribution period from:
April 11, 2007 to October 15, 2007

Principal Life Income Fundings Trust 2007-34
(Exact name of issuing entity as specified in its charter)
Commission File Number of issuing entity: 333-129763-144

Principal Life Insurance Company
(Exact name of depositor as specified in its charter)
Commission File Number of depositor: 1-32109

Principal Life Insurance Company
(Exact name of sponsor as specified in its charter)

Iowa	42-0127290
(State or other jurisdiction of incorporation)	(I.R.S. Employer Identification No.)

711 High Street, Des Moines, Iowa	50392-0001
(Address of principal executive offices of the issuing entity)	(Zip Code)
(515) 247-5111
(Telephone number, including area code)
Not applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one):

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Principal® Life CoreNotes®	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days: ☑ Yes ☐ No
“Principal®” is a registered service mark of Principal Financial Services, Inc. and is used under license.
“CoreNotes®” is a registered service mark of Merrill Lynch & Co., Inc.

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The report regarding the October 15, 2007 interest payment to the holders of the notes issued by Principal Life Income Fundings Trust 2007-34 has been amended to (1) include the payment of Indenture Trustee compensation made during the distribution period and (2) correct the date of the Pricing Supplement and the date on which the Pricing Supplement was filed. The revised report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
Although not necessarily material to the holders of the notes, for legal proceedings against Principal Life Insurance Company (“Principal Life”) and Principal Financial Group, Inc. (“PFG”), see Item 6.
Item 3. Sales of Securities and Use of Proceeds.
On April 11, 2007, the Trust issued an undivided beneficial interest in the assets of the Trust (the “Trust Beneficial Interest”) in a private placement pursuant to Section 4(2) of the Securities Act of 1933, to GSS Holdings II, Inc. (the “Trust Beneficial Owner”) in exchange for the payment of $15. In accordance with the terms of the pricing supplement filed by Principal Life, dated as of April 2, 2007, the Trust used the net proceeds from the Trust’s issuance of the notes to the investors in the notes and the Trust Beneficial Interest to purchase a funding agreement issued to, and deposited by, the Trust on April 11, 2007.
Item 4. Defaults Upon Senior Securities.
None.
Item 5. Submission of Matters to a Vote of Security Holders.
None.
Item 6. Significant Obligors of Pool Assets.
The Trust’s assets consist of a funding agreement issued by Principal Life, as an obligor, and a guarantee issued by PFG, which fully and unconditionally guarantees the payment obligations of Principal Life under the funding agreement. PFG is subject to the informational requirements of the Securities Exchange Act of 1934, and in accordance with those requirements files periodic and current reports and other information (including financial information) with the Securities and Exchange Commission (“SEC”). You can read and copy any reports or other information PFG files at the SEC public reference room at 100 F. Street N.E., Washington, D.C. 20549. You can also request copies of PFG’s documents upon payment of a duplicating fee, by writing the SEC’s public reference room. You can obtain information regarding the public reference room by calling the SEC at 1-800-SEC-0330. PFG’s filings are available to the public from commercial document retrieval services or over the internet at http://www/sec/gov.
This Form 10-D incorporates by reference all reports deemed to be filed with the SEC by PFG and Principal Life, in connection with the Trust, pursuant to Section 13(a), Section 13(c), Section 14 or Section 15(d) of the Securities Exchange Act during the period covered by this report.
Item 7. Significant Enhancement Provider Information.
See Item 6.

Item 8. Other Information.
None.
Item 9. Exhibits.
(a)     The following is a list of documents filed as part of this report on Form 10-D/A:

Exhibit
Number	Description
Exhibit 3	Trust Agreement entered into between U.S. Bank Trust National Association, as trustee, and GSS Holdings II, Inc., as trust beneficial owner dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on April 11, 2007.

Exhibit 4.1	Indenture entered into between Citibank, N.A., as indenture trustee, and U.S. Bank Trust National Association, as trustee, on behalf of the Trust dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on April 11, 2007.

Exhibit 4.2	Notes issued by the Trust dated April 11, 2007; incorporated by reference to Exhibit 4.2 to Principal Life’s Current Report on Form 8-K, filed on April 11, 2007.

Exhibit 10.1*	Form of Expense and Indemnity Agreement by and between Principal Life and U.S. Bank Trust National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2*	Form of Expense and Indemnity Agreement by and between Principal Life and Citibank, N.A., as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3*	Form of Expense and Indemnity Agreement by and between Principal Life and GSS Holdings II, Inc. as trust beneficial owner.

Exhibit 10.4*	Form of Expense and Indemnity Agreement by and between Principal Life and Bankers Trust Company, as custodian.

Exhibit 10.5	Funding Agreement issued by Principal Life to the Trust dated April 11, 2007; incorporated by reference to Exhibit 10.1 to Principal Life’s Current Report on Form 8-K, filed on April 11, 2007.

Exhibit 10.6	Guarantee issued by PFG to the Trust dated April 11, 2007; incorporated by reference to Exhibit 10.2 to Principal Life’s Current Report on Form 8-K, filed on April 11, 2007.

Exhibit 99.1	Amended Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the October 15, 2007 payment to holders of the notes issued by the Trust.

Exhibit 99.2**	Pricing Supplement of the Trust, dated as of April 2, 2007.

*	Previously filed with the SEC on December 22, 2005 with Registration Statement File Nos. 333-129763 and 333-129763-01.

**	Previously filed with the SEC on April 2, 2007 pursuant to Rule 424 of the Securities Act of 1933.
(b) The exhibits required to be filed by the registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Principal Life Insurance Company (Depositor)

Date: January 17, 2008	/s/ Christopher J. Henderson

Name: Christopher J. Henderson
Title: Vice President & Associate General Counsel

EXHIBIT INDEX

Exhibit
Number	Description
Exhibit 3	Trust Agreement entered into between U.S. Bank Trust National Association, as trustee, and GSS Holdings II, Inc., as trust beneficial owner dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on April 11, 2007.

Exhibit 4.1	Indenture entered into between Citibank, N.A., as indenture trustee, and U.S. Bank Trust National Association, as trustee, on behalf of the Trust dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on April 11, 2007.

Exhibit 4.2	Notes issued by the Trust dated April 11, 2007; incorporated by reference to Exhibit 4.2 to Principal Life’s Current Report on Form 8-K, filed on April 11, 2007.

Exhibit 10.1*	Form of Expense and Indemnity Agreement by and between Principal Life and U.S. Bank Trust National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2*	Form of Expense and Indemnity Agreement by and between Principal Life and Citibank, N.A., as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3*	Form of Expense and Indemnity Agreement by and between Principal Life and GSS Holdings II, Inc. as trust beneficial owner.

Exhibit 10.4*	Form of Expense and Indemnity Agreement by and between Principal Life and Bankers Trust Company, as custodian.

Exhibit 10.5	Funding Agreement issued by Principal Life to the Trust dated April 11, 2007.; incorporated by reference to Exhibit 10.1 to Principal Life’s Current Report on Form 8-K, filed on April 11, 2007.

Exhibit 10.6	Guarantee issued by PFG to the Trust dated April 11, 2007, incorporated by reference to Exhibit 10.2 to Principal Life’s Current Report on Form 8-K, filed on April 11, 2007.

Exhibit 99.1	Amended Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the October 15, 2007 payment to holders of the notes issued by the Trust.

Exhibit 99.2**	Pricing Supplement of the Trust, dated as of April 2, 2007

*	Previously filed with the SEC on December 22, 2005 with Registration Statement File Nos. 333-129763 and 333-129763-01.

**	Previously filed with the SEC on April 2, 2007 pursuant to Rule 424 of the Securities Act of 1933.

Exhibit 99.1
Indenture Trustee Report
for
Principal Life Income Fundings Trust 2007-34 (the “Trust”)
Payment Date
October 15, 2007
CUSIP Number 74254PRF1
(i)	the amount received by the Indenture Trustee as of the last statement in respect of the principal, interest and premium, if any, on Funding Agreement No. 6-14350 (the “Funding Agreement”) issued by Principal Life Insurance Company (“Principal Life”) or the Guarantee issued by Principal Financial Group, Inc. which fully and unconditionally guarantees the payment obligations of Principal Life under the Funding Agreement.
Interest: $62,715.89
Principal: -0-
Premium, if any: -0-
(ii)	the amounts of compensation received by the Indenture Trustee during the period relating to such Payment Date.
Paid by the Trust: - 0 -
Paid by Principal Life: $6750.00 in program fees were received by the Indenture Trustee on August 8, 2007
(iii)	the amount of payment on such Payment Date to holders allocable to principal of and premium, if any, and interest on the notes of the Trust and the amount of aggregate unpaid interest accrued on such notes as of such Payment Date.
Interest: $62,715.89
Principal: -0-
Unpaid Interest Accrued: -0-
(iv)	the aggregate stated principal amount of the Funding Agreement, the current interest rate or rates thereon at the close of business on such Payment Date, and the current rating assigned to the Funding Agreement.
Principal Amount: $2,231,000.00
Interest Rate: 5.50%
Ratings:
            Moody’s Investor Service: Aa2
            Standard & Poors’ Rating Service: AA
(v)	the aggregate principal balance of the notes at the close of business on such Payment Date and the current rating assigned to the notes.

Initial Principal Amount: $2,231,000.00
Reduction: -0-
Principal Amount on the Payment Date: $2,231,000.00
Ratings:
            Moody’s Investor Service: Aa2
            Standard & Poors’ Rating Service: AA

2